UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2012

Check here if Amendment:           |_|; Amendment Number:

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:		Sureview Capital LLC

Address:  	360 Madison Avenue 19th fl
          	New York, NY  10017


13F File Number: 028-14836

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Aaron Tawil
Title:  Chief Financial Officer
Phone:  212-907-5600


Signature, Place and Date of Signing:

/s/	Aaron Tawil		   New York, NY			May 15, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]


Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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			      Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  27

Form 13F Information Table Value Total: $335,746 (thousands)


List of Other Included Managers:		NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.







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					FORM 13F INFORMATION TABLE

COL 1				COL 2	  COL 3		COL 4	     COL 5		COL 6	COL 7	     COL 8

Name of 			Title of		Vaue	Shrs or  SH/  Put/	Invstmt	Other	Voting Authority
Issuer				Class	  Cusip		($1,000)Prn Amt  Prn  Call	Dscretn	Mgrs	Sole  Shared  None

APPLE INC			COM	  037833100	11991	20000	SH		Sole		20000
BAIDU INC			SPON ADR  056752108	14353	98460	SH		Sole		98460
BROADCOM CORP			CL A	  111320107	5895	150000	SH		Sole		150000
CBS CORP NEW			CL B	  124857202	12865	379400	SH		Sole		379400
COMCAST CORP NEW		CL A	  20030N101	7095	236437	SH		Sole		236437
HERTZ GLOBAL HOLDINGS 		COM	  42805T105	7520	500000	SH		Sole		500000
JIVE SOFTWARE INC		COM	  47760A108	1358	50000	SH		Sole		50000
JPMORGAN CHASE & CO		COM	  46625H100	8047	175000	SH		Sole		175000
LAMAR ADVERTISING CO		CL A	  512815101	31649	976523	SH		Sole		976523
LAS VEGAS SANDS CORP		COM	  517834107	15832	275000	SH		Sole		275000
LIBERTY MEDIA CORP		COM A	  530322106	16260	184453	SH		Sole		184453
LINKEDIN CORP			COM CL A  53578A108	30597	300000	SH		Sole		300000
MELCO CROWN ENTMT LTD		ADR	  585464100	4083	300000	SH		Sole		300000
NEWS CORP			CL A	  65248E104	15157	769000	SH		Sole		769000
NIELSEN HOLDINGS N V		COM	  N63218106	9997	331700	SH		Sole		331700
NIKE INC			CL B	  654106103	8675	80000	SH		Sole		80000
PRICELINE COM INC		COM NEW	  741503403	16503	23000	SH		Sole		23000
QIHOO 360 TECH Co LTD		ADS	  74734M109	3701	151350	SH		Sole		151350
REGAL ENTMT GROUP		CL A	  758766109	11832	870000	SH		Sole		870000
ROSS STORES INC			COM	  778296103	15687	270000	SH		Sole		270000
SALESFORCE COM INC		COM	  79466L302	20086	130000	SH		Sole		130000
SIRIUS XM RADIO INC		COM	  82967N108	19110	8272800	SH		Sole		8272800
STARBUCKS CORP			COM	  855244109	15090	270000	SH		Sole		270000
TERADATA CORP DEL		COM	  88076W103	5452	80000	SH		Sole		80000
TIBCO SOFTWARE INC		COM	  88632Q103	17209	564220	SH		Sole		564220
VIACOM INC NEW			CL B	  92553P201	7072	149000	SH		Sole		149000
ZYNGA INC			CL A	  98986T108	2630	200000	SH		Sole		200000






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